LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2018	2017	2016

Wages, salaries and social security costs	884,536	849,354	698,825
Termination benefits	26,601	25,783	27,048
Post-employment benefits (Note 21 (i))	29,862	28,213	27,758

Labor costs	940,999	903,350	753,631